METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

July 19, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company and
    MetLife Investors Variable Annuity Account One
    File Nos. 333-50540/811-05200
    (Class VA, Class AA and Class B)
    Rule 497(j) Certification
    _________________________

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of two Supplements to the Prospectuses (Class VA and Class AA, respectively), dated July 16, 2007 to the April 30, 2007 Prospectuses (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ from the two Supplements to the April 30, 2007 Prospectuses contained in Post-Effective Amendment No. 23 for the Account filed electronically with the Commission on July 12, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company